Business Combination (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Younike and translated the fair value from USD to RMB using the exchange rate on January 1, 2023 at the rate of USD 1.00 to RMB 6.9646.

	Fair value	Fair value
	RMB	USD
Cash	21,936	3,149
Other current assets	4,821,002	692,215
Current liabilities	(4,842,938)	(695,364)
Total consideration	-	-

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Bimai and translated the fair value from USD to RMB using the exchange rate on September 23, 2022 at the rate of USD 1.00 to RMB 6.9920 and the net purchase price allocation on the date of the acquisition.

	Fair value	Fair value
	RMB	USD
Cash	2,035	291
Other current assets	2,213,241	316,539
Current liabilities	(2,215,276)	(316,830)
Total consideration	-	-

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Tapuyu and translated the fair value from USD to RMB using the exchange rate on November 19, 2021 at the rate of USD 1.00 to RMB 6.3825 and the net purchase price allocation on the date of the acquisition of Pengcheng Keyi and translated the fair value from USD to RMB using the exchange rate on December 7, 2021 at the rate of USD 1.00 to RMB 6.3738.

	Fair value	Fair value
	RMB	USD
Cash	161,638	25,335
Other current assets	1,701,734	266,815
Current liabilities	(1,863,372)	(292,150)
Total consideration	-	-